SHORT TERM AND LONG TERM BORROWINGS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument
Short term and long term borrowings from commercial banks or other institutions	¥ 504,451	¥ 1,106,389
Weighted average interest rate for outstanding borrowings (in percentage)	6.10%	6.50%
Loan recognized as a result of payment under the guarantee
Debt Instrument
Secured long-term borrowings	¥ 8,000
Secured current portion of long-term borrowings	152,300
Amount of assets pledged	435,300
Secured by financial lease receivable
Debt Instrument
Short-term borrowings and current portion of long-term borrowings	111,100
Amount of assets pledged	130,600
Short-term borrowings
Debt Instrument
Short-term borrowings and current portion of long-term borrowings	¥ 111,122	¥ 325,715
Short-term borrowings | Minimum
Debt Instrument
Fixed annual interest rate (in percentage)	8.20%
Current portion of long-term borrowings
Debt Instrument
Current portion of long-term borrowings	¥ 152,303	298,873
Current portion of long-term borrowings | Minimum
Debt Instrument
Fixed annual interest rate (in percentage)	5.90%
Current portion of long-term borrowings | Maximum
Debt Instrument
Fixed annual interest rate (in percentage)	9.80%
Long-term borrowings
Debt Instrument
Long-term borrowings	¥ 241,026	¥ 481,801
Long-term borrowings | Minimum
Debt Instrument
Fixed annual interest rate (in percentage)	5.00%
Term (in years)	2 years
Long-term borrowings | Maximum
Debt Instrument
Fixed annual interest rate (in percentage)	6.70%
Term (in years)	4 years